SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Estimated Useful Lives For Computing Depreciation) (Details)	12 Months Ended
Dec. 31, 2012
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	20 years
Furniture, Fixtures and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Furniture, Fixtures and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Shorter of the lease term or the estimated useful lives